PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	$ 74,245
Transfers from exploration and evaluation		$ 31
Depreciation, depletion, amortization and impairment	(10,572)	(5,738)
Balance at the end	72,640	74,245
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	116,874	114,848
Adoption of IFRS 16 (note 5)	1,792
Additions	5,596	5,179
Acquisitions (notes 32 to 34)		1,237
Changes in decommissioning and restoration	1,895	63
Disposals and derecognition	(555)	(5,160)
Foreign exchange adjustments	(438)	676
Balance at the end	125,164	116,874
Accumulated provision
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(42,629)	(41,355)
Disposals and derecognition	465	4,800
Foreign exchange adjustments	275	(486)
Depreciation, depletion, amortization and impairment	10,635	(5,588)
Balance at the end	(52,524)	(42,629)
Oil and Gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	18,062
Transfers from exploration and evaluation		31
Balance at the end	18,207	18,062
Oil and Gas properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	37,845	36,209
Additions	1,245	1,221
Acquisitions (notes 32 to 34)		289
Changes in decommissioning and restoration	1,846	85
Disposals and derecognition	(116)	(375)
Foreign exchange adjustments	(224)	385
Balance at the end	40,596	37,845
Oil and Gas properties | Accumulated provision
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(19,783)	(17,975)
Disposals and derecognition	116	255
Foreign exchange adjustments	149	(324)
Depreciation, depletion, amortization and impairment	2,871	(1,739)
Balance at the end	(22,389)	(19,783)
Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	56,183
Balance at the end	54,433	56,183
Plant and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	79,029	78,639
Adoption of IFRS 16 (note 5)	1,792
Additions	4,351	3,958
Acquisitions (notes 32 to 34)		948
Changes in decommissioning and restoration	49	(22)
Disposals and derecognition	(439)	(4,785)
Foreign exchange adjustments	(214)	291
Balance at the end	84,568	79,029
Plant and Equipment | Accumulated provision
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(22,846)	(23,380)
Disposals and derecognition	349	4,545
Foreign exchange adjustments	126	(162)
Depreciation, depletion, amortization and impairment	7,764	(3,849)
Balance at the end	$ (30,135)	$ (22,846)